Income taxes	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Tax Explanatory [Abstract]
Disclosure of income tax [text block]

43 Income taxes

(€ million)	2017	2016	2015
Current taxes:
- Italian subsidiaries	712	195	155
- subsidiaries of the Exploration & Production segment - outside Italy	3,167	2,671	4,015
- other subsidiaries - outside Italy	142	133	218
	4,021	2,999	4,388
Net deferred taxes:
- Italian subsidiaries	(464)	(243)	881
- subsidiaries of the Exploration & Production segment - outside Italy	(162)	(813)	(2,156)
- other subsidiaries - outside Italy	72	(7)	9
	(554)	(1,063)	(1,266)
	3,467	1,936	3,122

Current income taxes payable by Italian subsidiaries amounted to €712 million and were in respect of the Italian corporate taxation IRES for €26 million and IRAP for €20 million and foreign taxes on the share of profit earned outside Italy for €666 million.

The reconciliation between the statutory tax charge calculated by applying the Italian statutory tax rate of 24% (27.5% in 2016 and in 2015) and the effective tax charge is the following:

(€ million)	2017	2016	2015
Profit (loss) before taxation	6,844	892	(4,277)
Tax rate (IRES) (%)	24.0	27.5	27.5
Statutory corporation tax charge (credit) on profit or loss	1,643	245	(1,176)
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	1,882	1,152	2,576
- impact pursuant to the write-off of deferred tax assets and recalculation of tax rates	(96)	397	1,514
- effect due to the tax regime provided for intercompany dividends	1	87	114
- Italian regional income tax (IRAP)	77	42	100
- effect due to non-taxable gains/losses on sales of investments	(177)	8	(39)
- impact pursuant to redetermination of the Italian Windfall Corporate tax as per Law 7/2009	61
- effect due to discontinued operations			(288)
- other adjustments	76	5	321
	1,824	1,691	4,298
Effective tax charge	3,467	1,936	3,122

In 2017, the higher tax charges at non-Italian subsidiaries of  €1,882 million related to the Exploration & Production segment for €1,811 million.

In 2016, the higher tax charges at non-Italian subsidiaries of  €1,152 million related to the Exploration & Production segment for €1,211 million. The impact pursuant to the write-off of deferred tax assets and recalculation of tax rates of  €397 million was incurred at Italian subsidiaries and essentially related to a write-off at deferred tax assets due to projections of lower future taxable profit.

In 2015, the higher tax charges at non-Italian subsidiaries of  €2,576 million related to the Exploration & Production segment for €2,410 million, including a write-off of deferred tax assets due to a reduced profitability outlook of  €1,058 million. The impact pursuant to the write-off of deferred tax assets and recalculation of tax rates of  €1,514 million was incurred at Italian subsidiaries and related to a write-off at deferred tax assets due to projections of lower future taxable profit and to a reduction due to a change in the statutory tax rate from 27.5% to 24%, starting from January 1, 2017. The effect due to the Italian regional income tax (IRAP) of  €100 million included a write-off at deferred tax assets due to projections of lower future taxable profit for €54 million.